UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

618 Church Street
Suite 220
Nashville, Tennessee 37219
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
J. Page Davidson, Esq.
B. Riney Green, Esq.
Bass, Berry & Sims PLC
150 3rd Avenue South, Suite 2800
Nashville, Tennessee 37201

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2017

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
July 31, 2016 (Unaudited)

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

COMMON STOCK ‡‡ — 99.1%

Consumer Discretionary — 20.6%
Cracker Barrel Old Country Store	3,112	$489,860
Dollar General	5,876	556,692
Genesco *	5,802	402,775
Kirkland's *	27,308	416,174
Tractor Supply	4,557	417,649
		2,283,150
Energy — 8.1%
Delek Logistics Partners (A)	17,363	450,049
Delek US Holdings	36,267	454,063
		904,112
Financials — 24.7%
Community Healthcare Trust ‡	11,057	254,200
Corrections Corp of America ‡	16,269	521,422
Franklin Financial Network *	9,113	308,748
Healthcare Realty Trust ‡	11,975	433,016
National Health Investors ‡	5,449	428,128
Pinnacle Financial Partners	6,638	352,544
Ryman Hospitality Properties ‡	7,791	438,166
		2,736,224
Health Care — 34.4%
AAC Holdings *	16,891	382,919
Acadia Healthcare *	7,311	413,071
Amsurg, Cl A *	5,323	399,278
Brookdale Senior Living, Cl A *	22,987	424,570
Community Health Systems *	27,783	354,789
Cumberland Pharmaceuticals *	11,666	55,064
HCA Holdings *	6,844	527,878
Healthways *	22,848	384,760
LifePoint Hospitals *	5,476	324,070
Quorum Health *	24,527	267,099
Surgery Partners *	15,915	288,539
		3,822,037
Industrials — 4.6%
CLARCOR	8,148	507,295

Materials — 4.3%
Louisiana-Pacific *	23,392	472,518

Technology — 2.4%
HealthStream *	11,154	270,261

Total Common Stock
(Cost $10,938,062)		10,995,597

Total Investments - 99.1%
(Cost $10,938,062) †		$10,995,597

Percentages are based on Net Assets of $11,095,029.

(A)	Security considered Master Limited Partnership. At July 31, 2016, this security amounted to $450,049 or 4.1% of Net Assets.
*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
Cl	Class
†	At July 31, 2016, the tax basis cost of the Fund's investments was $10,938,062, and the unrealized appreciation and depreciation were $1,211,007 and $(1,153,472), respectively.

As of July 31, 2016, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SPR-QH-001-0700

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 29, 2016

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: September 29, 2016